Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2019
Table Text Block
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2019
Total Capital (to Risk-Weighted Assets):
Corporation	$5,858,615	20.31%	$3,028,239	10.500%
BPPR	4,226,374	19.98	2,220,908	10.500
PB	1,211,045	16.98	748,836	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,121,240	17.76%	$2,018,826	7.000%
BPPR	3,958,518	18.72	1,480,605	7.000
PB	1,165,710	16.35	499,224	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,121,240	17.76%	$2,451,431	8.500%
BPPR	3,958,518	18.72	1,797,878	8.500
PB	1,165,710	16.35	606,200	8.500

Tier I Capital (to Average Assets):
Corporation	$5,121,240	10.03%	$2,042,299	4%
BPPR	3,958,518	9.62	1,645,851	4
PB	1,165,710	12.33	378,041	4
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2018
Total Capital (to Risk-Weighted Assets):
Corporation	$5,354,199	19.54%	$2,706,117	9.875%
BPPR	3,900,536	19.00	2,027,005	9.875
PB	1,148,253	17.82	636,450	9.875

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$1,746,987	6.375%
BPPR	3,638,009	17.72	1,308,573	6.375
PB	1,085,829	16.85	410,873	6.375

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$2,158,043	7.875%
BPPR	3,638,009	17.72	1,616,473	7.875
PB	1,085,829	16.85	507,549	7.875

Tier I Capital (to Average Assets):
Corporation	$4,631,511	9.88%	$1,875,057	4%
BPPR	3,638,009	9.62	1,512,568	4
PB	1,085,829	12.42	349,580	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized
	2019		2018
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,115,150	10%	$2,052,664	10%
PB	713,177	10	644,506	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,374,848	6.5%	$1,334,231	6.5%
PB	463,565	6.5	418,929	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,692,120	8%	$1,642,131	8%
PB	570,542	8	515,605	8

Tier I Capital (to Average Assets):
BPPR	$2,057,314	5%	$1,890,709	5%
PB	472,551	5	436,975	5